UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.2%
Northern Tobacco Securitization Corp., RB, Asset-Backed Series A, 5.00%, 6/01/46	$180	$112,077
California — 12.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	751,415
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	128,587
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.00%, 9/01/26	785	857,110
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	950	952,622
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,762,256
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	905,811
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	767,659
		6,125,460
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	608,165
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	655	658,380
District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	701,830

Municipal Bonds	Par (000)	Value
Florida — 8.0%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	$3,500	$3,535,525
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	415	425,176
		3,960,701
Georgia — 1.3%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	643,750
Illinois — 12.0%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	500	527,140
5.00%, 12/01/41	565	565,000
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	165	171,508
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	1,590	1,819,834
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	205	217,007
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	270	278,095
Illinois Finance Authority, Refunding RB:
Carle Foundation, Series A, 6.00%, 8/15/41	750	769,335
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,095,350
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	389,189
6.00%, 6/01/28	105	110,511
		5,942,969

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 5.6%
Indiana Finance Authority Wastewater Utility, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/31	$770	$832,616
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,293,471
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	605	646,025
		2,772,112
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Asset-Backed, Series C, 5.63%, 6/01/46	140	100,229
Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	981,612
Kentucky — 3.9%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	366,226
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	675	695,689
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	883,544
		1,945,459
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	380	395,694
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	736,121
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	409,076
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	268,548
		677,624
Michigan — 3.4%
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	485	530,706

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	$500	$547,920
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	628,962
		1,707,588
Multi-State — 6.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (a)(b)	3,000	3,274,230
Nevada — 8.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,111,240
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,130	1,192,681
Series B, 5.75%, 7/01/42	1,630	1,738,314
		4,042,235
New Jersey — 5.5%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	809,437
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	645,594
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	763,096
Series B, 5.25%, 6/15/36 (c)	500	517,050
		2,735,177
New York — 5.0%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	145	153,374
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,062,130
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	337,369
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	918,599
		2,471,472
Pennsylvania — 8.4%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	333,126
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	1,000	1,072,580
Sub-Series A, 6.00%, 12/01/41	1,500	1,589,460

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Sub-Series C (AGC), 6.25%, 6/01/38	$500	$567,215
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia, Series D, 5.00%, 7/01/32	575	595,803
		4,158,184
Texas — 10.4%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	890	894,895
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	532,759
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.25%, 10/01/29	340	361,974
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	280,907
Harris County Metropolitan Transit Authority Sales and Use Tax, RB, Series A, 5.00%, 11/01/36	195	206,731
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	900	972,567
North Texas Tollway Authority, RB, System, First Tier, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	268,300
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,093,440
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	534,260
		5,145,833
Virginia — 1.7%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	850,800
Total Municipal Bonds – 102.2%		50,747,702

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
California — 19.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,005	1,078,817

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	$1,300	$1,339,559
Los Angeles Community College District California, GO, Election of 2008
Series A, 6.00%, 8/01/33	2,079	2,355,645
Series C, 5.25%, 8/01/39	1,410	1,533,657
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	208,054
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,421,370
University of California, RB, Series O, 5.75%, 5/15/34	810	900,064
		9,837,166
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	831,351
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	975,992
		1,807,343
Illinois — 7.7%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,713,240
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,106,093
		3,819,333
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	790	836,689
Nevada — 3.4%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,673,970
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	643,237
New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,038,500
New York — 7.5%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	841,184
Series FF-2, 5.50%, 6/15/40	990	1,085,567
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	680	721,800

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	$1,000	$1,065,950
		3,714,501
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	854,398
South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,091,370
Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,146,540
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,525,211
		2,671,751
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	491,538
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	890	901,079
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 59.2%		29,380,875
Total Long-Term Investments (Cost – $75,680,702) – 161.4%		80,128,577

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	2,079,747	2,079,747
Total Short-Term Securities (Cost – $2,079,747) – 4.2%		2,079,747
Total Investments (Cost — $77,760,449*) - 165.6%		82,208,324
Other Assets Less Liabilities – 1.0%		501,499
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.7)%		(15,263,284)
Preferred Shares, at Redemption Value – (35.9)%		(17,800,000)
Net Assets Applicable to Common Shares – 100.0%		$49,646,539

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$62,655,344
Gross unrealized appreciation	$4,473,987
Gross unrealized depreciation	(176,839)
Net unrealized appreciation	$4,297,148

(a)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$232,673	$401
Piper Jaffray	$284,377	$491

(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	2,198,525	(118,778)	2,079,747	$78

(f)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 —unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$80,128,577	—	$80,128,577
Short-Term Securities	$2,079,747	—	—	2,079,747
Total	$2,079,747	$80,128,577	—	$82,208,324

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 23, 2012